Property, Plant and Equipment (Details) - Schedule of property, plant and equipment ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Cost
Beginning Balance	₪ 18,077		₪ 16,851
Additions	1,156		1,275
Disposals	(102)		(27)
Transfer to assets held for sale	(43)
Transfer to Investment property			(22)
Ending Balance	19,088		18,077
Depreciation and impairment losses
Beginning Balance	11,764		9,911
Depreciation for the year	1,031		1,277
Loss from impairment of assets	261		576
Ending Balance	13,056		11,764
Carrying amounts
Beginning Balance	6,313		6,940
Ending Balance	6,032	$ 1,745	6,313
Land and buildings [member]
Cost
Beginning Balance	1,002		1,004
Additions	63		22
Disposals	(88)		(2)
Transfer to assets held for sale	(43)
Transfer to Investment property			(22)
Ending Balance	934		1,002
Depreciation and impairment losses
Beginning Balance	550		455
Depreciation for the year	57		73
Loss from impairment of assets	26		22
Ending Balance	633		550
Carrying amounts
Beginning Balance	452		549
Ending Balance	301		452
Switching Transmission, power, Cellular, And satellite equipment [Member]
Cost
Beginning Balance	6,261		5,865
Additions	359		396
Disposals	(3)
Ending Balance	6,617		6,261
Depreciation and impairment losses
Beginning Balance	4,434		3,953
Depreciation for the year	433		481
Loss from impairment of assets	74
Ending Balance	4,941		4,434
Carrying amounts
Beginning Balance	1,827		1,912
Ending Balance	1,676		1,827
Network equipment [Member]
Cost
Beginning Balance	6,181		5,968
Additions	202		213
Ending Balance	6,383		6,181
Depreciation and impairment losses
Beginning Balance	3,150		2,940
Depreciation for the year	201		210
Loss from impairment of assets	45
Ending Balance	3,396		3,150
Carrying amounts
Beginning Balance	3,031		3,028
Ending Balance	2,987		3,031
Multi- channel equipment and infrastructure [Member]
Cost
Beginning Balance	1,446		1,200
Additions	147		247
Disposals	(3)		(1)
Ending Balance	1,590		1,446
Depreciation and impairment losses
Beginning Balance	1,331		591
Depreciation for the year	26		214
Loss from impairment of assets	106		526
Ending Balance	1,463		1,331
Carrying amounts
Beginning Balance	115		609
Ending Balance	127		115
Subscriber equipment [Member]
Cost
Beginning Balance	2,034		1,738
Additions	322		311
Disposals	(7)		(15)
Ending Balance	2,349		2,034
Depreciation and impairment losses
Beginning Balance	1,355		1,140
Depreciation for the year	249		215
Ending Balance	1,604		1,355
Carrying amounts
Beginning Balance	679		598
Ending Balance	745		679
Office equipment, computers and vehicles [Member]
Cost
Beginning Balance	1,153		1,076
Additions	63		86
Disposals	(1)		(9)
Ending Balance	1,215		1,153
Depreciation and impairment losses
Beginning Balance	944		832
Depreciation for the year	65		84
Loss from impairment of assets	10		28
Ending Balance	1,019		944
Carrying amounts
Beginning Balance	209		244
Ending Balance	₪ 196		₪ 209